SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contract assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Contract assets from loan facilitation services and post origination services				¥ 27,079	¥ 12,971
Less: Allowance for loss for contract assets		¥ (2,255)	¥ (329)	(2,255)	(329)
Total	$ 3,566			¥ 24,824	¥ 12,642
Movement of allowance for contract assets
Balance at beginning of the year		329
Provision for doubtful contract assets	$ 2,127	14,811	329
Write-offs		(12,885)
Balance at end of the year		¥ 2,255	¥ 329